Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Exchange Rates Between HK$ and US$	The following table outlines the exchange rates between HK$ and US$ that are used in preparing these
	For the year ended June 30,
	2025	2024
Average rate	7.7854	7.8225

	As of June 30,
	2025	2024
year-end spot rate	7.8499	7.8083

Schedule of Calculation of Basic and Diluted Shares

The following table shows the calculation of basic and diluted shares:

	For the year ended June 30,
	2025	2024
Net income attributable to common shareholders	$725,934	$1,037,826
Weighted-average shares used in computing basic and diluted earnings per share	12,500,000	12,500,000
Basic and diluted earnings per share	$0.06	$0.08

Schedule of Allowance for Doubtful Accounts	The allowance for doubtful accounts consist of the following:
	For the year ended June 30,
	2025	2024
Allowance for doubtful accounts – beginning of period	$36,448	$11,324
Additions	42,044	25,124
Net changes in foreign exchange impact	(539)	—
Allowance for doubtful accounts – end of period	$77,953	$36,448

Schedule of Estimated Useful Lives of the Various Classes of Assets	Depreciation is computed using the straight-line method with no residual value based on the estimated useful lives of the various classes of assets, which range as follows:
Category	Estimated useful lives
Office equipment	5 years

Schedule of Disaggregates Our Revenue

The following table disaggregates our revenue by major source:

	For the year ended June 30,
	2025	2024
Software and hardware products	2,135,150	2,664,915
Training courses	1,557,111	1,660,785
Other services	600,361	252,113
Total revenues	$4,292,622	$4,577,813

Schedule of Deferred Revenue Related to Training Courses and Other Services

Deferred revenue related to training courses and other services consist of the following:

	For the year ended June 30,
	2025	2024
Deferred revenue – beginning of period	$722,289	$548,094
Additions	20,273	313,029
Net changes in foreign exchange impact	(1,335)	2,278
Revenue recognized	(323,894)	(141,112)
Deferred revenue – end of period	$417,333	$722,289

Schedule of Our Revenues by Geographic Area	The following table sets forth a breakdown of our revenues by geographic area:
	For the year ended June 30,
	2025		2024
	US$	%	US$	%
Hong Kong	4,141,993	96%	4,535,741	99%
Other countries	150,629	4%	42,072	1%
Total	4,292,622	100.00%	4,577,813	100.00%

Schedule of Concentration of Risk

Suppliers from whom individually represent greater than 10% of our total purchases for the years ended June 30, 2024 and 2025, are as follows:

	For the year ended June 30,
	2025		2024
	US$	%	US$	%
Supplier A	473,022	23.39%	304,374	12.71%
Supplier B	284,977	14.09%	123,223	5.14%
Supplier C	187,794	9.28%	1,053,441	43.98%